Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
9.	Inventories

	December 31, 2020	December 31, 2019
Current
Concentrate	$48,504	$26,801
Ore stockpiles	44,846	45,713
Provision against carrying value of ore stockpiles	—	(908)
Materials and supplies	180,038	179,795
Provision against carrying value of materials and supplies	(75,426)	(75,682)
	$197,962	$175,719
Non-current
Ore stockpiles	$37,557	$30,640
Provision against carrying value of ore stockpiles	—	(1,655)
	$37,557	$28,985
During the year ended December 31, 2020, $669.4 million (2019 - $743.0 million)

of inventory was charged to cost of sales (Note 5).
During the year ended December 31, 2020, net reversals of $2.7 million (2019 – $2.2 million) were recognized in the consolidated statement of income relating to inventory write off and movement in provisions against carrying value. During the year ended December 31, 2020, inventory on which there was a provision against carrying value of $0.1 million (2019 - $15.2 million) was sold and recognized in cost of sales for the year.